Related Party Transactions and Balances (Details) - Schedule of Significant Balances with Related Parties - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Due to the related parties
Due to related parties		$ 1,078
Quanzhou School [Member]
Due to the related parties
Due to related parties		97
Ya Li [Member]
Due to the related parties
Due to related parties		$ 981